Commitments	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Commitments

Note 17 – Commitments

The Company leases land, gasoline stations, and other facilities under operating leases.  During the next five years, expected future rental payments under all operating leases are approximately $10,461,000 in 2014, $10,454,000 in 2015, $9,729,000 in 2016, $9,134,000 in 2017, and $8,188,000 in 2018.  Rental expense for noncancelable operating leases, including contingent payments when applicable, was $9,691,000 in 2013, $6,093,000 in 2012 and $6,869,000 in 2011.  Operating lease expense related to discontinued operations was $7,089,000,  $3,380,000, and $5,091,000 in 2013, 2012, and 2011, respectively.

Commitments for capital expenditures were approximately $143,999,000 at December 31, 2013, including $89,689,000 for construction of future Murphy USA and Murphy Express gasoline stations (including land) in process at year-end, along with $5,684,000 for improvements of existing stations, to be financed with our operating cash flow and/or incurrence of indebtedness.